Touchstone Small Cap Value Fund Expense Example - Touchstone Small Cap Value Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 632
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,250
Expense Example, with Redemption, 10 Years	2,155
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	1,072
Expense Example, with Redemption, 5 Years	1,955
Expense Example, with Redemption, 10 Years	4,227
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,430
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	$ 1,331